Stock Based Compensation (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Jun. 27, 2011
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 43,095	$ 29,486	$ 43,095	$ 0
Vested	0	(17,327)	0
Granted	43,095	10,990	0
Forfeited	0	(7,272)	0
Outstanding, ending balance	$ 43,095	$ 29,486	$ 43,095	$ 0
Restricted Stock [Member]
Class B Units and Restricted Shares
Outstanding, beginning balance	0	0	0
Vested	0	0	0
Granted	0	10,000	0
Forfeited	0	0	0
Exchanged		(2,072,000)
Outstanding, ending balance	0	2,082,000	0
Performance Shares [Member]
Class B Units and Restricted Shares
Outstanding, beginning balance	0	96,842,000	96,842,000
Vested	0	(41,990,000)	0
Granted	96,842,000	31,474,000	0
Forfeited	0	(16,342,000)	0
Exchanged		(69,984,000)
Outstanding, ending balance	96,842,000	0	96,842,000